Condensed Consolidated Balance Sheets (Unaudited)		Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 155,884,596	$ 86,002,274
Other receivables			7,328
Advances to suppliers and other current assets		24,623,392	22,996,430
Lease receivables		1,508,612	1,126,840
Assets held for sale		17,861,176
TOTAL CURRENT ASSETS		199,877,776	110,132,872
NON-CURRENT ASSETS
Property, plant and equipment, net		33,453,508	24,654,088
Right of use assets		1,983,097	6,600,497
Other non-current assets			59,840
Loan receivables		50,000,000	50,000,000
TOTAL NON-CURRENT ASSETS		85,436,605	81,314,425
TOTAL ASSETS		285,314,381	191,447,297
CURRENT LIABILITIES
Accrued expenses and other payables		25,040,294	2,563,376
Tax payable		215,225	805,384
Advances from customers			210,704
Advance consideration received		32,000,000
Lease liabilities-current		224,323	583,533
Loan payables			195,112
Liabilities held for sale		8,093,685
TOTAL CURRENT LIABILITIES		65,573,527	4,404,409
NON-CURRENT LIABILITIES
Lease liabilities-non-current		1,758,773	6,392,677
TOTAL NON-CURRENT LIABILITIES		1,758,773	6,392,677
TOTAL LIABILITIES		67,332,300	10,797,086
STOCKHOLDER’S EQUITY
Additional paid-in capital		177,350,014	130,415,037
Statutory reserve		3,518,084	3,518,084
Retained earnings		38,555,005	45,114,192
Accumulated other comprehensive loss		(1,441,222)	(3,144,779)
Total stockholders’ equity		217,982,081	180,650,211
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		285,314,381	191,447,297
Related Party
CURRENT LIABILITIES
Amount due to related party			46,300
Class A Ordinary Shares
STOCKHOLDER’S EQUITY
Ordinary shares value	[1]	199	4,613,475
Class B Ordinary Shares
STOCKHOLDER’S EQUITY
Ordinary shares value	[1]	$ 1	$ 134,202

[1]	On March 3, 2026, the Company’s shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.